HIGHLAND FUNDS I

Highland Floating Rate Opportunities Fund

Class A - Ticker: HFRAX

Class B - Ticker: HFRBX

Class C - Ticker: HFRCX

Class Z – Ticker: HFRZX

Highland Long/Short Equity Fund

Class A - Ticker: HEOAX

Class C - Ticker: HEOCX

Class Z - Ticker: HEOZX

Highland Long/Short Healthcare Fund

Class A - Ticker: HHCAX

Class C - Ticker: HHCCX

Class Z - Ticker: HHCZX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 31, 2014 to the Statement of Additional Information for the Funds, dated October 31, 2013, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Certain changes were made to the composition of the Board of Trustees (the “Board”) of Highland Funds I (the “Trust”). Scott Kavanaugh stepped down as a Trustee of the Funds effective December 6, 2013. Effective as of December 6, 2013, the Statement of Additional Information is amended accordingly and all information relating to Scott Kavanaugh as Trustee of the Funds, except the information appearing in the Statement of Additional Information under “Trustees’ Compensation” and “Share Ownership,” is hereby deleted.

At a Board meeting held on September 12-13, 2013, the Board approved the appointment of Mr. Terrence O. Jones and Mr. Ethan Powell as Trustees of the Funds. Mr. Powell was previously Executive Vice President and Secretary of the Funds and continues to hold those positions. At a Board meeting held on October 17, 2013, the Board approved the appointment of Dr. Bob Froehlich as a Trustee of the Funds. Messrs. Jones and Froehlich are considered not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”). Mr. Powell is considered an “interested person” of the Trust (an “Interested Trustee”) because of his position with Highland Capital Management Fund Advisors, L.P., the investment adviser of the Funds. At a shareholder meeting held on December 6, 2013, the shareholders of each Fund approved the election of Messrs. Powell and Jones and Dr. Froehlich as Trustees of the Funds. The Statement of Additional Information is amended accordingly, and as described below.

Management of the Trust

Effective as of December 6, 2013, the following information is added to the Trustee table in the section titled “Management of the Trust” on pages 27-30 of the Statement of Additional Information:

INDEPENDENT TRUSTEES

Name and Date of Birth	Position(s) with the Funds	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Highland Fund Complex Overseen by Trustee (2)	Other Directorships/ Trusteeships Held	Experience, Qualifications, Attributes, Skills for Board Membership
Terrence O. Jones (7/3/1963)	Trustee	Indefinite Term; Trustee since December 2013	Chief Investment Officer, Banco Santander/Optimal Investments from November 2008 to April 2009; Founder and President, Battersby Capital Management LLC from January 2006 to November 2008; and Managing Director, Goldman Sachs Hedge Fund Strategies from December 2001 to December 2005.	14	Genworth Life Insurance Company of New York; Father Judge	Significant experience in the financial industry; significant managerial and executive experience, including experience as founder and president of an investment management bank and as chief investment officer of a private investment firm; experience on other boards of directors.
Dr. Bob Froehlich (4/28/1953)	Trustee	Indefinite Term; Trustee since December 2013	Executive Vice President and Chief Investment Strategist, The Hartford Mutual Funds from 2009 until retirement in 2012; Vice Chairman of Deutsche Asset Management from 2002 to 2009.	14	Director of American Realty Capital Finance Trust, Inc.; Director of KC Concessions, Inc.; Trustee of American AR Capital Real Estate Fund; Director of American Realty Capital Healthcare Trust II; Director, American Realty Capital Daily Net Asset Value Trust, Inc.; Director of American Sports Enterprise, Inc.; Director of Davidson Investment Advisors.	Significant experiences in the financial industry; significant managerial and executive experience; significant experience on other boards of directors, including as a member of several audit committees.

Name and Date of Birth	Position(s) with the Funds	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Highland Fund Complex Overseen by Trustee (2)	Other Directorships/ Trusteeships Held	Experience, Qualifications, Attributes, Skills for Board Membership
INTERESTED TRUSTEES
Ethan Powell[3] (6/20/1975)	Trustee; Chairman of the Board; Executive Vice President and Secretary (Principal Executive Officer)	Indefinite Term; Trustee since December 2013; Chairman of the Board since December 2013; Executive Vice President since June 2012; Secretary since November 2010	Trustee of NexPoint Credit Strategies Fund (“NHF”), Highland Funds II, Highland Funds I and Highland Special Situations Fund (“HSSF”) from June 2012 until July 2013; Chief Product Strategist of NexPoint Advisors, L.P. and HCMFA since 2012; Senior Retail Fund Analyst of HCM since 2007 and of HCMFA since its inception and Secretary of the funds in the Highland Fund Complex since November 2010.	14	None	Significant experience in the financial industry; significant executive experience including current and past service as an officer of funds in the Highland Fund Complex; significant administrative and managerial experience.

[1]

On an annual basis, as a matter of Board policy, the Governance Committee reviews each Trustee’s performance and determines whether to extend each such Trustee’s service for another year. Effective June 2013, the Board adopted a retirement policy wherein the Governance Committee shall not recommend the continued service as a Trustee of a Board member who is older than 80 years of age at the time the Governance Committee reports its findings to the Board.

[2]	The “Highland Fund Complex” consists of all of the registered investment companies overseen by the Board and advised by the Adviser or an affiliated person of the Adviser as of the date of this SAI.
[3]

Mr. Powell is deemed to be an “interested person” of the Funds under the 1940 Act because of his position with HCMFA. Mr. Honis is deemed to be an “interested person” of the Funds under the 1940 Act because of his position with HCM, an affiliate of HCMFA.

Trustees’ Compensation

Effective as of December 6, 2013, the following information is added to the table within the section titled “Management – Trustees’ Compensation” on page 23 of the Statement of Additional Information.

Name of Board Member	Aggregate Compensation From the Funds for the fiscal year ended June 30, 2013	Pension or Retirement Benefits Accrued as Part of the Fund’s Expense	Estimated Annual Benefits Upon Retirement	Aggregate Compensation from the Fund Complex[1] for the fiscal year ended June 30, 2013
Independent Trustees
Terrence O. Jones[4]	$0	$0	$0	$0
Dr. Bob Froehlich[4]	$0	$0	$0	$0
Interested Trustees
Ethan Powell	$0	$0	$0	$0

[1]	The “Fund Complex” consists of the NHF, HSSF, each series of Highland Funds I and each series of Highland Funds II.
[2]	Effective December 6, 2013, Mr. Kavanaugh resigned as a Trustee of the Funds.
[3]	Effective June 7, 2013, in accordance with the Funds’ retirement policy, Mr. Leary retired as a Trustee of the Funds.
[4]	Effective December 6, 2013, Mr. Jones and Dr. Froehlich were appointed as Trustees of the Funds.

Board Structure and Leadership

Effective as of December 6, 2013, the section titled “Management of the Trust-Role of the Board of Trustees, Leadership Structure and Risk Oversight-Board Structure and Leadership” on pages 32-33 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Board Structure and Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board consists of six Trustees, four of whom are Independent Trustees. The remaining Trustees, Messrs. Powell and Honis, are “interested persons” of the Trust (each an “Interested Trustee”). Mr. Powell is an Interested Trustee because of his position with HCMFA. Mr. Powell also serves as Chairman, Executive Vice President and Secretary of the Trust, and as such he participates in the oversight of the Trust’s day-to-day business affairs. Mr. Honis is an Interested Trustee because of his position with Highland Capital Management, L.P., an affiliate of HCMFA. The Trustees meet periodically throughout the year in person and by telephone to oversee the Trust’s activities, review contractual arrangements with service providers for the Trust and review the Trust’s performance. The Board conducts much of its work through certain standing Committees each of whose meetings are chaired by an Independent Trustee. The Board has four committees, the Audit Committee, the Governance Committee, the Litigation Committee and the Qualified Legal Compliance Committee, which are discussed in greater detail below.

Audit Committee. Pursuant to the Audit Committee Charter adopted by the Board of Trustees, the function of the Audit Committee is to (1) oversee the Trust’s accounting and financial reporting processes and the audits of the Trust’s financial statements and (2) assist in Board oversight of the integrity of the Trust’s financial statements, the Trust’s compliance with legal and regulatory requirements, and the independent registered public accounting firm’s qualifications, independence and performance. The Audit Committee is comprised of all of the Funds’ Independent Trustees. The Audit Committee met nine times during the fiscal year ended June 30, 2013. Mr. Ward acts as the Chairman of the Audit Committee and as the audit committee financial expert.

Governance Committee. The Governance Committee’s function is to oversee and make recommendations to the full Board with respect to governance of the Fund, selection and nomination of Trustees, compensation of Trustees, and related matters. The Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, 200 Crescent Court, Suite 700, Dallas, Texas 75201. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the recommended nominee’s ability to meet the responsibilities of a Trustee of the Trust. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Governance Committee. The Governance Committee is comprised of all of the Fund’s Trustees. The Governance Committee was established in June 2012 to replace the Nominating Committee and did not meet during the fiscal year ended June 30, 2013. The Nominating Committee met three times during the fiscal year ended June 30, 2013. Mr. Jones acts as the Chairman of the Governance Committee.

Litigation Committee. The Litigation Committee’s function is to seek to address any potential conflicts of interest among the Trust, the Adviser and Sub-Advisers, as applicable, in connection with any potential or existing litigation or other legal proceeding relating to securities held by the Trust and the Adviser or Sub-Adviser or another client of the Adviser or Sub-Advisers, as applicable. The Litigation Committee is comprised of all of the Funds’ Independent Trustees. The Litigation Committee met nine times during the fiscal year ended June 30, 2013. Mr. Hui acts as the Chairman of the Litigation Committee.

Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee (“QLCC”) is charged with compliance with Rules 205.2(k) and 205.3(c) of Title 17 of the Code of Federal Regulations regarding alternative reporting procedures for attorneys representing the Trust who appear and practice before the SEC on behalf of the Trust. The QLCC is comprised of Messrs. Hui and Ward. The QLCC did not meet during the fiscal year ended June 30, 2013. The QLCC does not have a Chairman, although meetings of the Committee are chaired by an Independent Trustee.

The Trust does not have a lead Independent Trustee. As noted above, the Board’s leadership structure features all of the Independent Trustees serving as members of each Board Committee. Inclusion of all Independent Trustees in the Committees allows them to participate in the full range of the Board’s oversight duties, including oversight of the risk management process. In addition, although the Independent Trustees recognize that having a lead Independent Trustee may in some circumstances help coordinate communications with management and otherwise assist a board in the exercise of its oversight duties, the Independent Trustees believe that because of the relatively small size of the Board, the ratio of Independent Trustees to Interested Trustees and the good working relationship among the Board members, it has not been necessary to designate a lead Independent Trustee.

The Board periodically reviews its leadership structure, including the role of the Chairman. The Board also completes an annual self-assessment during which it reviews its leadership and Committee structure and considers whether its structure remains appropriate in light of the Trust’s current operations. The Board believes that its leadership structure, including the current percentage of the Board who are Independent Trustees, is appropriate given its specific characteristics. These characteristics include: (i) the extent to which the work of the Board is conducted through the standing committees, each of whose meetings are chaired by an Independent Trustee; (ii) the extent to which the Independent Trustees meet as needed, together with their independent legal counsel, in the absence of members of management and members of the Board who are “interested persons” of the Trust; and (iii) Mr. Powell’s position with the Adviser and Mr. Honis’ position with an affiliate of the Adviser, both of which enhance the Board’s understanding of the operations of the Adviser.

Share Ownership

The following information is added to the table in the section titled “Management of the Trust-Share Ownership” on page 34 of the Statement of Additional Information:

Name of Trustee/Fund	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities Owned in All Funds of the Highland Fund Complex Overseen by Trustee
Interested Trustees
Ethan Powell		$100,001 - $500,000
NexPoint Credit Strategies Fund	$100,001 - $500,000
Highland/iBoxx Senior Loan ETF	$1-$10,000
Independent Trustees
Terrence O. Jones	None	None
Dr. Bob Froehlich	None	None

Information in the chart above is as of December 31, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

HIGHLAND FUNDS I

Highland/iBoxx Senior Loan ETF

Ticker: SNLN

(the “Fund”)

Supplement dated January 31, 2014 to the Statement of Additional Information for the Fund, dated October 31, 2013, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Certain changes were made to the composition of the Board of Trustees (the “Board”) of Highland Funds I (the “Trust”). Scott Kavanaugh stepped down as a Trustee of the Fund effective December 6, 2013. Effective as of December 6, 2013, the Statement of Additional Information is amended accordingly and all information relating to Scott Kavanaugh as Trustee of the Fund, except the information appearing in the Statement of Additional Information under “Trustees’ Compensation” and “Share Ownership,” is hereby deleted.

At a Board meeting held on September 12-13, 2013, the Board approved the appointment of Mr. Terrence O. Jones and Mr. Ethan Powell as Trustees of the Fund. Mr. Powell was previously Executive Vice President and Secretary of the Fund and continues to hold those positions. At a Board meeting held on October 17, 2013, the Board approved the appointment of Dr. Bob Froehlich as a Trustee of the Fund. Messrs. Jones and Froehlich are considered not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”). Mr. Powell is considered an “interested person” of the Trust (an “Interested Trustee”) because of his position with Highland Capital Management Fund Advisors, L.P., the investment adviser of the Fund. At a shareholder meeting held on December 6, 2013, the shareholders of the Fund approved the election of Messrs. Powell and Jones and Dr. Froehlich as Trustees of Fund. The Statement of Additional Information is amended accordingly, and as described below.

Management of the Trust

Effective as of December 6, 2013, the following information is added to the Trustee table in the section titled “Management of the Trust” on pages 17-20 of the Statement of Additional Information:

INDEPENDENT TRUSTEES

Name and Date of Birth	Position(s) with the Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Highland Fund Complex Overseen by Trustee (2)	Other Directorships/ Trusteeships Held	Experience, Qualifications, Attributes, Skills for Board Membership
Terrence O. Jones (7/3/1963)	Trustee	Indefinite Term; Trustee since December 2013	Chief Investment Officer, Banco Santander/Optimal Investments from November 2008 to April 2009; Founder and President, Battersby Capital Management LLC from January 2006 to November 2008; and Managing Director, Goldman Sachs Hedge Fund Strategies from December 2001 to December 2005.	14	Genworth Life Insurance Company of New York; Father Judge	Significant experience in the financial industry; significant managerial and executive experience, including experience as founder and president of an investment management bank and as chief investment officer of a private investment firm; experience on other boards of directors.

Name and Date of Birth	Position(s) with the Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Highland Fund Complex Overseen by Trustee (2)	Other Directorships/ Trusteeships Held	Experience, Qualifications, Attributes, Skills for Board Membership
Dr. Bob Froehlich (4/28/1953)	Trustee	Indefinite Term; Trustee since December 2013	Executive Vice President and Chief Investment Strategist, The Hartford Mutual Funds from 2009 until retirement in 2012; Vice Chairman of Deutsche Asset Management from 2002 to 2009.	14	Director of American Realty Capital Finance Trust, Inc.; Director of KC Concessions, Inc.; Trustee of American AR Capital Real Estate Fund; Director of American Realty Capital Healthcare Trust II; Director, American Realty Capital Daily Net Asset Value Trust, Inc.; Director of American Sports Enterprise, Inc.; Director of Davidson Investment Advisors.	Significant experiences in the financial industry; significant managerial and executive experience; significant experience on other boards of directors, including as a member of several audit committees.
INTERESTED TRUSTEES
Ethan Powell[3] (6/20/1975)	Trustee; Chairman of the Board; Executive Vice President and Secretary (Principal Executive Officer)	Indefinite Term; Trustee since December 2013; Chairman of the Board since December 2013; Executive Vice President since June 2012; Secretary since November 2010	Trustee of NexPoint Credit Strategies Fund (“NHF”), Highland Funds II, Highland Funds I and Highland Special Situations Fund (“HSSF”) from June 2012 until July 2013; Chief Product Strategist of NexPoint Advisors, L.P. and HCMFA since 2012; Senior Retail Fund Analyst of HCM since 2007 and of HCMFA since its inception and Secretary of the funds in the Highland Fund Complex since November 2010.	14	None	Significant experience in the financial industry; significant executive experience including current and past service as an officer of funds in the Highland Fund Complex; significant administrative and managerial experience.

[1]

On an annual basis, as a matter of Board policy, the Governance Committee reviews each Trustee’s performance and determines whether to extend each such Trustee’s service for another year. Effective June 2013, the Board adopted a retirement policy wherein the Governance Committee shall not recommend the continued service as a Trustee of a Board member who is older than 80 years of age at the time the Governance Committee reports its findings to the Board.

[2]	The “Highland Fund Complex” consists of all of the registered investment companies overseen by the Board and advised by the Adviser or an affiliated person of the Adviser as of the date of this SAI.
[3]

Mr. Powell is deemed to be an “interested person” of the Fund under the 1940 Act because of his position with HCMFA. Mr. Honis is deemed to be an “interested person” of the Fund under the 1940 Act because of his position with HCM, an affiliate of HCMFA.

Trustees’ Compensation

Effective as of December 6, 2013, the following information is added to the table within the section titled “Management of the Trust-Trustees’ Compensation” on page 21 of the Statement of Additional Information:

Name of Board Member	Aggregate Compensation From the Funds for the fiscal year ended June 30, 2013	Pension or Retirement Benefits Accrued as Part of the Fund’s Expense	Estimated Annual Benefits Upon Retirement	Aggregate Compensation from the Fund Complex[1] for the fiscal year ended June 30, 2013
Independent Trustees
Terrence O. Jones[4]	$0	$0	$0	$0
Dr. Bob Froehlich[4]	$0	$0	$0	$0
Interested Trustees
Ethan Powell	$0	$0	$0	$0

[1]	The “Fund Complex” consists of NHF, HSSF, each series of Highland Funds I and each series of Highland Funds II.
[2]	Effective December 6, 2013, Mr. Kavanaugh resigned as a Trustee of the Fund.
[3]	Effective June 7, 2013, in accordance with the Fund’s retirement policy, Mr. Leary retired as a Trustee of the Fund.
[4]	Effective December 6, 2013, Mr. Jones and Dr. Froehlich were appointed as Trustees of the Fund.

Board Structure and Leadership

Effective as of December 6, 2013, the section titled “Management of the Trust-Role of the Board of Trustees, Leadership Structure and Risk Oversight-Board Structure and Leadership” on page 22 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Board Structure and Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board consists of six Trustees, four of whom are Independent Trustees. The remaining Trustees, Messrs. Powell and Honis, are “interested persons” of the Trust (each an “Interested Trustee”). Mr. Powell is an Interested Trustee because of his position with HCMFA. Mr. Powell also serves as Chairman, Executive Vice President and Secretary of the Trust, and as such he participates in the oversight of the Trust’s day-to-day business affairs. Mr. Honis is an Interested Trustee because of his position with Highland Capital Management, L.P., an affiliate of HCMFA. The Trustees meet periodically throughout the year in person and by telephone to oversee the Trust’s activities, review contractual arrangements with service providers for the Trust and review the Trust’s performance. The Board conducts much of its work through certain standing Committees each of whose meetings are chaired by an Independent Trustee. The Board has four committees, the Audit Committee, the Governance Committee, the Litigation Committee and the Qualified Legal Compliance Committee, which are discussed in greater detail below.

Audit Committee. Pursuant to the Audit Committee Charter adopted by the Board of Trustees, the function of the Audit Committee is to (1) oversee the Trust’s accounting and financial reporting processes and the audits of the Trust’s financial statements and (2) assist in Board oversight of the integrity of the Trust’s financial statements, the Trust’s compliance with legal and regulatory requirements, and the independent registered public accounting firm’s qualifications, independence and performance. The Audit Committee is comprised of all of the Fund’s Independent Trustees. The Audit Committee met nine times during the fiscal year ended June 30, 2013. Mr. Ward acts as the Chairman of the Audit Committee and as the audit committee financial expert.

Governance Committee. The Governance Committee’s function is to oversee and make recommendations to the full Board with respect to governance of the Fund, selection and nomination of Trustees, compensation of Trustees, and related matters. The Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, 200 Crescent Court, Suite 700, Dallas, Texas 75201. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the recommended nominee’s ability to meet the responsibilities of a Trustee of the Trust. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Governance Committee. The Governance Committee is comprised of all of the Fund’s Trustees. The Governance Committee was established in June 2012 to replace the Nominating Committee and did not meet during the fiscal year ended June 30, 2013. The Nominating Committee met three times during the fiscal year ended June 30, 2013. Mr. Jones acts as the Chairman of the Governance Committee.

Litigation Committee. The Litigation Committee’s function is to seek to address any potential conflicts of interest among the Trust, the Adviser and Sub-Advisers, as applicable, in connection with any potential or existing litigation or other legal proceeding relating to securities held by the Trust and the Adviser or Sub-Adviser or another client of the Adviser or Sub-Advisers, as applicable. The Litigation Committee is comprised of all of the Fund’s Independent Trustees. The Litigation Committee met nine times during the fiscal year ended June 30, 2013. Mr. Hui acts as the Chairman of the Litigation Committee.

Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee (“QLCC”) is charged with compliance with Rules 205.2(k) and 205.3(c) of Title 17 of the Code of Federal Regulations regarding alternative reporting procedures for attorneys representing the Trust who appear and practice before the SEC on behalf of the Trust. The QLCC is comprised of Messrs. Hui and Ward. The QLCC did not meet during the fiscal year ended June 30, 2013. The QLCC does not have a Chairman, although meetings of the Committee are chaired by an Independent Trustee.

The Trust does not have a lead Independent Trustee. As noted above, the Board’s leadership structure features all of the Independent Trustees serving as members of each Board Committee. Inclusion of all Independent Trustees in the Committees allows them to participate in the full range of the Board’s oversight duties, including oversight of the risk management process. In addition, although the Independent Trustees recognize that having a lead Independent Trustee may in some circumstances help coordinate communications with management and otherwise assist a board in the exercise of its oversight duties, the Independent Trustees believe that because of the relatively small size of the Board, the ratio of Independent Trustees to Interested Trustees and the good working relationship among the Board members, it has not been necessary to designate a lead Independent Trustee.

The Board periodically reviews its leadership structure, including the role of the Chairman. The Board also completes an annual self-assessment during which it reviews its leadership and Committee structure and considers whether its structure remains appropriate in light of the Trust’s current operations. The Board believes that its leadership structure, including the current percentage of the Board who are Independent Trustees, is appropriate given its specific characteristics. These characteristics include: (i) the extent to which the work of the Board is conducted through the standing committees, each of whose meetings are chaired by an Independent Trustee; (ii) the extent to which the Independent Trustees meet as needed, together with their independent legal counsel, in the absence of members of management and members of the Board who are “interested persons” of the Trust; and (iii) Mr. Powell’s position with the Adviser and Mr. Honis’ position with an affiliate of the Adviser, both of which enhance the Board’s understanding of the operations of the Adviser.

Share Ownership

The following information is added to the table in the section titled “Management of the Trust-Share Ownership” on page 24 of the Statement of Additional Information:

Name of Trustee/Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities Owned in All Funds of the Highland Fund Complex Overseen by Trustee
Interested Trustees
Ethan Powell		$100,001 - $500,000
NexPoint Credit Strategies Fund	$100,001 - $500,000
Highland/iBoxx Senior Loan ETF	$1-$10,000
Independent Trustees
Terrence O. Jones	None	None
Dr. Bob Froehlich	None	None

Information in the chart above is as of December 31, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE